REVENUE - Disaggregation of Revenue by Contract Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,780,243	$ 1,297,078	$ 814,139
Time and material contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,472,894	1,062,171	698,943
Fixed-price contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	273,344	218,846	107,033
Subscription
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	33,963	16,039	8,156
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 42	$ 22	$ 7